Financial instruments - Non-hedge Derivative Instrument Outstanding (Details) - Floating interest rate oz in Thousands, lb in Thousands	Dec. 31, 2023 lb oz	Jun. 30, 2023 oz
Gold put option contracts
Statement Line Items [Line Items]
Nominal amount of hedging instrument	50,000	100,000
Gold forward contracts
Statement Line Items [Line Items]
Nominal amount of hedging instrument	24,366
Copper forward contracts
Statement Line Items [Line Items]
Nominal amount of hedging instrument | lb	4,960